Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies
2026	$ 145,269
2027	144,252
2028	93,247
2029	73,037
2030 and thereafter	284,345
Total	$ 740,150